Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

April 27, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM Growth Series (Invesco Growth Series)

CIK No. 0000202032

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Growth Series (Invesco Growth Series) (the “Fund”) that the Prospectuses and the Statements of Additional Information relating to the Class A, Class AX, Class C, Class CX, Class R, Class R5, Class R6, Class RX, Class S, Class Y and Investor Class shares, as applicable, of Invesco Alternative Strategies Fund, Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund, Invesco Balanced-Risk Retirement 2050 Fund, Invesco Conservative Allocation Fund, Invesco Convertible Securities Fund, Invesco Global Low Volatility Equity Yield Fund, Invesco Growth Allocation Fund, Invesco Income Allocation Fund, Invesco International Allocation Fund, Invesco Mid Cap Core Equity Fund, Invesco Moderate Allocation Fund, Invesco Multi-Asset Inflation Fund, Invesco Quality Income Fund, Invesco Small Cap Growth Fund and the Prospectus relating to Class R5 and R6 Shares of Invesco Peak RetirementTM Now Fund, Invesco Peak RetirementTM 2015 Fund, Invesco Peak RetirementTM 2020 Fund, Invesco Peak RetirementTM 2025 Fund, Invesco Peak RetirementTM 2030 Fund, Invesco Peak RetirementTM 2035 Fund, Invesco Peak RetirementTM 2040 Fund, Invesco Peak RetirementTM 2045, Invesco Peak RetirementTM 2050 Fund, Invesco Peak RetirementTM 2055 Fund, Invesco Peak RetirementTM 2060 Fund, Invesco Peak RetirementTM 2065 Fund (“Invesco PeakTM Retirement Funds”), and the Statement of Additional Information for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 Shares of the Invesco PeakTM Retirement Funds that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 139 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 139 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on April 26, 2018.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson
Peter Davidson
Assistant General Counsel